Filed pursuant to Rule 497(e)

Registration Nos. 333-258722 and 811-23725

VALKYRIE ETF TRUST II

(the “Trust”)

VALKYRIE BITCOIN AND ETHER STRATEGY ETF

VALKYRIE BITCOIN FUTURES LEVERAGED STRATEGY ETF

VALKYRIE BITCOIN MINERS ETF

(each, a “Fund” and collectively, the “Funds”)

DATED SEPTEMBER 3, 2024

SUPPLEMENT TO EACH FUND’S PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

Notwithstanding anything to the contrary in each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, as of August 30, 2024, Steven McClurg will no longer serve as a portfolio manager to the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE